Subsequent Events - Additional Information (Detail)					3 Months Ended
	May 08, 2019 USD ($)	Apr. 08, 2019 USD ($)	Mar. 14, 2019	Jan. 23, 2019	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($)	Mar. 22, 2019 Employee	Dec. 31, 2018 $ / shares
Subsequent Event [Line Items]
One-time charge for severance and related expenses						$ 2,789,000
Warrant exercise price | $ / shares									$ 2.25
Proceeds from Warrant Exercises						326,000
Termination fees						$ 700,000
Warrants Issued September 2016 [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares						$ 2.25			2.25
Warrants Issued September 2016 [Member] | 2016 Exercise Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares									2.25
Warrants Issued October 2018 [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares									0.70
Warrants Issued October 2018 [Member] | 2018 Exercise Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares									$ 0.70
Scenario, Forecast [Member]
Subsequent Event [Line Items]
One-time charge for severance and related expenses						$ 1,400,000
Maximum number of additional consultants employees to assist with continuing evaluation of strategic alternative | Employee								4
Loss on settlement of lease obligation					$ (500,000)
Scenario, Forecast [Member] | Warrants Issued September 2016 [Member] | 2016 Exercise Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares						$ 0.01
Proceeds from Warrant Exercises						$ 100,000
Class of Warrants or right to purchase common stock | shares						508,714
Scenario, Forecast [Member] | Warrants Issued October 2018 [Member] | 2018 Exercise Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares						$ 0.01
Proceeds from Warrant Exercises						$ 200,000
Scenario, Forecast [Member] | Additional Second Restructuring [Member]
Subsequent Event [Line Items]
One-time charge for severance and related expenses						2,200,000
Ocugen [Member]
Subsequent Event [Line Items]
Termination fees						$ 600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of workforce positions eliminated				65.00%
Effective date of restructuring			Mar. 22, 2019
Payment on lease termination	$ 300,000						$ 1,300,000
Security deposit	100,000
Subsequent Event [Member] | Medavate Corp [Member]
Subsequent Event [Line Items]
Cash paid to purchase assets	$ 6,500,000
Subsequent Event [Member] | Ocugen [Member] | Before Merger [Member]
Subsequent Event [Line Items]
Percentage of ownership prior to merger		90.00%
Subsequent Event [Member] | Ocugen [Member] | Before Merger [Member] | Maximum [Member]
Subsequent Event [Line Items]
Termination fees		$ 600,000
Subsequent Event [Member] | Ocugen [Member] | After Merger [Member]
Subsequent Event [Line Items]
Stock percentage of ownership prior merger		10.00%
Subsequent Event [Member] | Ocugen [Member] | After Merger [Member] | Maximum [Member]
Subsequent Event [Line Items]
Termination fees		$ 700,000